INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2012
Income (Loss) before Income Tax

Income (loss) before income tax is comprised of the following:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Income (loss) recorded in The Netherlands	(33)	54	264
Income (loss) from foreign operations	(2,104)	282	427

Income (loss) before income tax benefit (expense)	(2,137)	336	691

Income Tax Benefit (Expense)

Income tax benefit (expense) is comprised of the following:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
The Netherlands taxes – current	(1)	(11)	(3)
Foreign taxes – current	(130)	(104)	(53)

Current taxes	(131)	(115)	(56)
The Netherlands taxes – deferred	—	(2)	(4)
Foreign taxes – deferred	80	(64)	(89)

Income tax benefit (expense)	(51)	(181)	(149)

Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate

The principal items comprising the differences in income taxes computed at the Netherlands statutory rate of 25.0% in 2012 and 2011, and 25.5% in 2010, and the effective income tax rate are the following:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Income tax benefit (expense) computed at statutory rate	534	(84)	(176)
Non-deductible, non-taxable and other permanent differences, net	(110)	(38)	(50)
Income (loss) on equity-method investments	(6)	(7)	62
Valuation allowance adjustments	(197)	(130)	(54)
Impact of prior year adjustments	10	—	(29)
Effects on deferred taxes of changes in enacted tax rates	—	1	3
Current year credits	77	94	76
Other tax and credits	2	3	(12)
Benefits from tax holidays	38	113	77
Impact of uncertain tax positions	(83)	(2)	32
Earnings of subsidiaries taxed at different rates	(316)	(131)	(78)

Income tax benefit (expense)	(51)	(181)	(149)

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consisted of the following:

	December 31, 2012	December 31, 2011
Tax loss carryforwards and investment credits	820	643
Inventory valuation	24	23
Impairment and restructuring charges	61	56
Fixed asset depreciation in arrears	75	56
Receivables for government funding	15	13
Tax credits granted on past capital investments	1,114	1,111
Pension service costs	97	71
Stock awards	—	7
Commercial accruals	10	13
Other temporary differences	98	131
Total deferred tax assets	2,314	2,124
Valuation allowances	(1,634)	(1,514)
Deferred tax assets, net	680	610
Accelerated fixed asset depreciation	(64)	(69)
Acquired intangible assets	(30)	(49)
Advances of government funding	(26)	(16)
Other temporary differences	(34)	(38)
Deferred tax liabilities	(154)	(172)
Net deferred income tax asset	526	438

Gross Deferred Tax Assets on Tax Loss Carryforwards and Investment Credits Expiration

As of December 31, 2012, the Company and its subsidiaries have gross deferred tax assets on tax loss carryforwards and investment credits that expire starting 2013, as follows:

Year
2013	7
2014	7
2015	14
2016	35
2017	13

Thereafter	744

Total	820

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the 2012 beginning and ending amounts of unrecognized tax benefits is as follows:

Balance at December 31, 2011	148
Additions based on tax positions related to the current year	44
Additions for tax positions of prior years	39
Settlements	(1)
Prepayment	(6)
Foreign currency translation	3

Balance at December 31, 2012	227

The reconciliation of unrecognized tax benefits in 2011 was as follows:

Balance at December 31, 2010	$149
Additions based on tax positions related to the current year	36
Additions for tax positions of prior years	19
Reductions for tax positions of prior years	(3)
Settlements	—
Reductions for lapse of statute of limitations	(50)
Foreign currency translation	(3)

Balance at December 31, 2011	148